        As filed with the Securities and Exchange Commission on October 30, 2003
                                                      1933 Act Reg. No. 33-44611
                                                      1940 Act Reg. No. 811-6463


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----
         Pre-Effective Amendment No.
                                     -----                                 -----
         Post-Effective Amendment No.  30                                    X
                                     ------                                -----

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
         Amendment No.   32                                                  X
                       ------                                              -----


(Check appropriate box or boxes.)

                         AIM INTERNATIONAL MUTUAL FUNDS
                 (as successor to AIM INTERNATIONAL FUNDS, INC.)
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                                Robert H. Graham
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
      John H. Lively, Esquire                   Martha J. Hays, Esquire
       A I M Advisors, Inc.             Ballard Spahr Andrews & Ingersoll, LLP
   11 Greenway Plaza, Suite 100             1735 Market Street, 51st Floor
    Houston, Texas  77046-1173          Philadelphia, Pennsylvania  19103-7599


Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment.


It is proposed that this filing will become effective (check appropriate box)
         immediately upon filing pursuant to paragraph (b)
-----

  X                        on November 25, 2003 pursuant to paragraph (b)
-----
                           60 days after filing pursuant to paragraph (a)(1)
-----
                           on (date) pursuant to paragraph (a)(1)
-----
                           75 days after filing pursuant to paragraph (a)(2)
-----
         on (date) pursuant to paragraph (a)(2) of rule 485
-----


If appropriate, check the following box:


  X     this post-effective amendment designates a new effective date for a
-----   previously filed post-effective amendment.

                       Contents of Registration Statement


Cover Page

Contents of Registration Statement

Prospectus for AIM Asia Pacific Growth Fund (Class A, Class B and Class C shares) - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on August 29, 2003 - Edgar Accession No. 0000950129-03-004537.

Prospectus for AIM European Growth Fund (Class A, Class B, Class C, Class R and Investor Class shares) - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on August 29, 2003 - Edgar Accession No. 0000950129-03-004537.

Prospectus for AIM Global Aggressive Growth Fund (Class A, Class B and Class C shares) - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on August 29, 2003 - Edgar Accession No. 0000950129-03-004537.

Prospectus for AIM Global Growth Fund (Class A, Class B and Class C shares) - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on August 29, 2003 - Edgar Accession No. 0000950129-03-004537.

Prospectus for AIM International Growth Fund (Class A, Class B, Class C and Class R shares) - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on August 29, 2003
- Edgar Accession No. 0000950129-03-004537.

Statement of Additional Information relating to the Class A, Class B, Class C, Class R and Investor Class shares, as applicable, of AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Growth Fund - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on August 29, 2003 - Edgar Accession No. 0000950129-03-004537.

Prospectus for AIM International Growth Fund (Institutional Class shares) - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on August 29, 2003 - Edgar Accession No. 0000950129-03-004537.

Statement of Additional Information relating to the Institutional Class shares of AIM International Growth Fund - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on August 29, 2003 - Edgar Accession No. 0000950129-03-004537.

Prospectus for INVESCO European Fund (Class A, Class B, Class C, Class K and Investor Class shares) and INVESCO International Core Equity Fund (Class A, Class B, Class C, Class R and Investor Class shares) - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration statement on Form N-1A filed on August 29, 2003
- Edgar Accession No. 0000950129-03-004537.

Statement of Additional Information relating to the Class A, Class B, Class C, Class K and Investor Class shares of INVESCO European Fund and the Class A, Class B, Class C, Class R and Investor Class shares of INVESCO International Core Equity Fund - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on August 29, 2003
- Edgar Accession No. 0000950129-03-004537.

Part C - incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on August 29, 2003 - Edgar Accession No. 0000950129-03-004537.

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2003 to November 25, 2003.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 30th day of October, 2003.

                              REGISTRANT:  AIM INTERNATIONAL MUTUAL FUNDS

                                       By: /s/ ROBERT H. GRAHAM
                                          --------------------------------------
                                          Robert H. Graham, President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                            DATE
                  ----------                                            -----                            ----
             /s/ ROBERT H. GRAHAM
         --------------------------------                   Chairman, Trustee & President           October 30, 2003
              (Robert H. Graham)                            (Principal Executive Officer)

             /s/ FRANK S. BAYLEY
         --------------------------------                              Trustee                      October 30, 2003
                (Frank S. Bayley)

             /s/ BRUCE L. CROCKETT
         --------------------------------                              Trustee                      October 30, 2003
               (Bruce L. Crockett)

             /s/ ALBERT R. DOWDEN
         --------------------------------                              Trustee                      October 30, 2003
               (Albert R. Dowden)

            /s/ EDWARD K. DUNN, JR.
         --------------------------------                              Trustee                      October 30, 2003
              (Edward K. Dunn, Jr.)

              /s/ JACK M. FIELDS
         --------------------------------                              Trustee                      October 30, 2003
                (Jack M. Fields)

             /s/ CARL FRISCHLING
         --------------------------------                              Trustee                      October 30, 2003
                (Carl Frischling)

            /s/ PREMA MATHAI-DAVIS
         --------------------------------                              Trustee                      October 30, 2003
              (Prema Mathai-Davis)

             /s/ LEWIS F. PENNOCK
         --------------------------------                              Trustee                      October 30, 2003
               (Lewis F. Pennock)

            /s/ RUTH H. QUIGLEY
         --------------------------------                              Trustee                      October 30, 2003
               (Ruth H. Quigley)

             /s/ LOUIS S. SKLAR
         --------------------------------                              Trustee                      October 30, 2003
               (Louis S. Sklar)

           /s/ MARK H. WILLIAMSON
         --------------------------------                              Trustee                      October 30, 2003
             (Mark H. Williamson)

             /s/ DANA R. SUTTON
         --------------------------------                   Vice President & Treasurer              October 30, 2003
               (Dana R. Sutton)                     (Principal Financial and Accounting Officer)